Reconciliation of Financial Statements to Schedule H of Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following are reconciliations of December 31, 2025 and 2024 net assets available for benefits per the financial statements to Schedule H of Form 5500.

Description	2025	2024
Net Assets Available for Benefits per the Financial Statements	$3,765,768,649	$3,335,834,487
Adjustment from Contract Value to Fair Value for
Fully Benefit-Responsive Investment Contracts	(4,720,693)	(10,381,650)
Net Assets Available for Benefits per Schedule H of Form 5500	$3,761,047,956	$3,325,452,837